Property, Plant and Equipment (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Sales multiple , percentage	35.00%
Discount rate, percentage	13.82%	11.34%
Interest capitalization	R$ 46	R$ 257	R$ 774
Borrowing costs eligible for capitalization rate	113.42%	111.05%	112.16%
Depreciation of cost of sales and services	R$ 93	R$ 82	R$ 71